Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended
	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2019 $ / shares	Mar. 31, 2019 EUR (€) € / shares shares	Jan. 01, 2019 shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) € / shares shares
Disclosure of detailed information about business combination [line items]
Indemnification assets				€ 35.4			€ 79.4
Release of indemnified provision	€ (44.0)	€ 0.0
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets				€ 29.8			€ 73.8
Shares held in escrow as a result of indemnification asset | shares				2,063,087	4,901,330		6,964,417
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)			$ 20.45	€ 18.22		$ 16.72	€ 14.62
Release of indemnified provision	€ 44.0
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Indemnification assets				€ 0.5			€ 0.5